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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21899

                  Morgan Stanley Institutional Strategies Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY INSTITUTIONAL STRATEGIES FUND
PORTFOLIO OF INVESTMENTS JUNE 30, 2007 (UNAUDITED)

NUMBER OF
  SHARES                                                                                                  VALUE
---------                                                                                              ----------
            COMMON STOCKS (96.6%)
            Investment Trusts/Mutual Funds
   22,500   Morgan Stanley Institutional Active International Allocation Portfolio (Class A)           $  383,844
   29,246   Morgan Stanley Institutional Large Cap Relative Value Portfolio (Class A)                     382,243
   17,283   Morgan Stanley Institutional U.S. Large Cap Growth Portfolio (Class A)                        384,885
                                                                                                       ----------
            TOTAL INVESTMENTS (Cost $980,122) (a)                                               96.6%   1,150,972
            OTHER ASSETS IN EXCESS OF LIABILITIES                                                3.4       40,906
                                                                                               -----   ----------
            NET ASSETS                                                                         100.0%  $1,191,878
                                                                                               =====   ==========

----------
(a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $170,850.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Strategies Fund


/s/ Ronald E. Robison

Ronald E. Robison
Principal Executive Officer

August 9, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison

Ronald E. Robison
Principal Executive Officer
August 9, 2007


/s/ Francis Smith

Francis Smith
Principal Financial Officer
August 9, 2007


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